Goodwill and Other Intangible Assets (Intangible Amortization Schedule) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 34
2025	24
2026	24
2027	24
2028	24
Amortization, thereafter	100
Finite-Lived Intangible Asset, Expected Amortization, Total	230
Accumulated Amortization	$ 447	$ 403